Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 21,321	$ 20,622
Amortisation, intangible assets other than goodwill	1,716	1,438	$ 2,519
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	4,156	5,033
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	9,900	9,453	$ 9,435
Capitalisation, intangible assets other than goodwill	1,322	1,090
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	7,265	6,136
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,166	5,430
Capitalisation, intangible assets other than goodwill	2,663	2,373
Impairment loss recognised in profit or loss, intangible assets other than goodwill	125	137
Amortisation, intangible assets other than goodwill	$ 1,447	$ 1,183